Commitments and Contingencies (Schedule of Contractual Obligations and Future Cash Payments) (Detail) $ in Thousands	Dec. 31, 2014 USD ($)
Loss Contingencies [Line Items]
Operating Leases - 2015	$ 74
Operating Leases - 2016	83
Operating Leases - 2017	82
Operating Leases - 2018	70
Operating Leases -2019	0
Total	309
2015	1,252
2016	533
2017	432
2018	420
2019	6,815
Total	9,452
Non-Cancelable Employment Agreements [Member]
Loss Contingencies [Line Items]
2015	828
2016	100
2017	0
2018	0
2019	0
Total	928
Subtotal [Member]
Loss Contingencies [Line Items]
2015	902
2016	183
2017	82
2018	70
2019	0
Total	1,237
Cancelable License Agreements [Member]
Loss Contingencies [Line Items]
2015	350
2016	350
2017	350
2018	350
2019	6,815
Total	$ 8,215